Pursuant to Rule 497(e)

Registration No. 333-111662

AIG SERIES TRUST

2015 High Watermark Fund

2020 High Watermark Fund

(Class A and C Shares)

(the “Funds”)

Supplement dated December 12, 2008

to the Prospectus dated February 28, 2008,

as amended and supplemented to date

Effective immediately, under the heading “More Information About the Funds - Fixed Income Participation,” the first paragraph on page 27 of the Prospectus is hereby deleted and replaced with the following:

“Zero-coupon government securities include STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of outstanding U.S. Treasury bonds and selling them as individual securities. Holdings of long-term securities issued by U.S. government-sponsored agencies and instrumentalities must be rated either AAA by S&P or Aaa by Moody’s Investors Service (“Moody’s”), at the time of purchase, to the extent such securities have received a rating from these ratings agencies. Where neither S&P nor Moody’s has rated the securities, these securities must represent senior obligations of an agency or instrumentality that has received a long-term senior debt rating of AAA from S&P or Aaa from Moody’s, at the time of purchase, or, if both ratings agencies rate the agency or instrumentality, such debt must be rated AAA by S&P and Aaa by Moody’s. Holdings of long-term securities issued by agencies or instrumentalities may not exceed 25% of the fixed income portfolio in the aggregate or 10% by issuer. Under the Master Agreement, PGF may permit a higher allocation to agency and instrumentality obligations if a Fund is in an Early Closure Condition, discussed below. The balance of the zero-coupon government securities will consist of direct obligations of the U.S. Treasury. Short-term securities held by a Fund will be issued by issuers rated in the highest rating categories by S&P or Moody’s.”

Effective immediately, in the Investment Terminology section of the Glossary, on page 32 of the Prospectus, under the heading “STRIPS,” the entire paragraph is hereby deleted and replaced with the following:

“STRIPS are separately traded interest or principal components of securities issued or guaranteed by the U.S. Treasury. Under the STRIPS program, the interest and principal components of these securities are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.”

Effective immediately, in the Investment Terminology section of the Glossary, on page 32 of the Prospectus, under the heading “Zero-Coupon Government Securities,” the entire paragraph is hereby deleted and replaced with the following:

“Zero-Coupon Government Securities are: (i) securities issued or guaranteed by the U.S. Treasury or other government sponsored agency or instrumentality that have been stripped of their unmatured interest coupons and receipts; (ii) certificates representing interest in such stripped debt obligations or coupons; or (iii) zero-coupon government securities that are originally issued at a discount from their face value (original issue zeros).”

SUP3_HAPRO_2-08

AIG SERIES TRUST

2015 High Watermark Fund

2020 High Watermark Fund

(Class A and C Shares)

(the “Funds”)

Supplement dated December 12, 2008

to the Statement of Additional Information (“SAI”)

dated February 28, 2008, as amended and supplemented to date

Effective immediately, the first complete paragraph of page 4 of the SAI is hereby deleted and replaced with the following:

“Holdings of long-term securities issued by U.S. government-sponsored agencies and instrumentalities must be rated either AAA by S&P or Aaa by Moody’s Investors Service (“Moody’s”), at the time of purchase, to the extent such securities have received a rating from these ratings agencies. Where neither S&P nor Moody’s has rated the securities, these securities must represent senior obligations of an agency or instrumentality that has received a long-term senior debt rating of AAA from S&P or Aaa from Moody’s, at the time of purchase, or, if both ratings agencies rate the agency or instrumentality, such debt must be rated AAA by S&P and Aaa by Moody’s. Holdings of long-term securities issued by agencies or instrumentalities may not exceed 25% of the fixed income portfolio in the aggregate or 10% by issuer. Under the Master Agreement, PGF may permit a higher allocation to agency and instrumentality obligations in the event of an Early Closure Condition, as discussed in the Prospectus. The balance of the zero-coupon government securities will consist of direct obligations of the U.S. Treasury. Short term securities held by the Funds will be issued by issuers rated in the highest rating categories by S&P or Moody’s.”

Effective immediately, on page 4 of the SAI, the first paragraph under the heading “Zero-Coupon Securities Issued by the U.S. Treasury” is hereby deleted and replaced with the following:

“Zero-Coupon Securities Issued by the U.S. Treasury and other Government-Sponsored Entities. The Funds may invest in zero-coupon securities issued by the U.S. Treasury. In addition, the Funds may invest in zero-coupon bonds issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), and other government-sponsored entities. Holdings of long-term securities issued by U.S. government-sponsored agencies and instrumentalities must be rated either AAA by S&P or Aaa by Moody’s Investors Service (“Moody’s”), at the time of purchase, to the extent such securities have received a rating from these ratings agencies. Where neither S&P nor Moody’s has rated the securities, these securities must represent senior obligations of an agency or instrumentality that has received a long-term senior debt rating of AAA from S&P or Aaa from Moody’s, at the time of purchase, or, if both ratings agencies rate the agency or instrumentality, such debt must be rated AAA by S&P and Aaa by Moody’s. Zero-coupon U.S. government securities are: (i) securities issued or guaranteed by the U.S. Treasury or other government-sponsored agency or instrumentality that have been stripped of their unmatured interest coupons and receipts; (ii) certificates representing interest in such stripped debt obligations or coupons; or (iii) zero-coupon government securities that are originally issued at a discount from their face value (original issue zeros). Investors earn a return on a zero-coupon security by purchasing the bond at a discount, that is, by paying less than the face value of the bond. Since there are no periodic interest payments to reinvest, there is no reinvestment risk. The yield of a zero-coupon security held to maturity is the yield quoted when the bond is sold. Because a zero-coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a discount from its face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current

2

distributions of interest. Because the Funds accrue taxable income from these securities without receiving cash, the Funds may be required to sell securities in order to pay a dividend depending upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Funds. The Funds might also sell securities to maintain liquidity. In either case, cash distributed or held by the Funds and not reinvested will hinder the Funds in seeking a high level of current income.”

Effective immediately, on page 5 of the SAI, the section entitled “Zero-Coupon Bonds Issued by GNMA, FNMA and FHLMC” is hereby deleted in its entirety.

Effective immediately, on page 5 of the SAI, under the heading “STRIPS,” the following sentence is hereby added to the end of the paragraph:

“Bonds issued by the Resolution Funding Corporation (“REFCORP”), the Financing Corporation (“FICO”), and certain other government-sponsored entities can also be separated in this manner.”

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN FOR YOUR RECORDS FOR FUTURE REFERENCE.

SAI_SUP1_HAPRO_2-08

3

Pursuant to Rule 497(e)

Registration No. 333-111662

AIG SERIES TRUST

2015 High Watermark Fund

2020 High Watermark Fund

(Class I Shares)

(the “Funds”)

Supplement dated December 12, 2008

to the Prospectus dated February 28, 2008,

as amended and supplemented to date

Effective immediately, under the heading “More Information About the Funds - Fixed Income Participation,” the last paragraph on page 19 of the Prospectus is hereby deleted and replaced with the following:

“Zero-coupon government securities include STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of outstanding U.S. Treasury bonds and selling them as individual securities. Holdings of long-term securities issued by U.S. government-sponsored agencies and instrumentalities must be rated either AAA by S&P or Aaa by Moody’s Investors Service (“Moody’s”), at the time of purchase, to the extent such securities have received a rating from these ratings agencies. Where neither S&P nor Moody’s has rated the securities, these securities must represent senior obligations of an agency or instrumentality that has received a long-term senior debt rating of AAA from S&P or Aaa from Moody’s, at the time of purchase, or, if both ratings agencies rate the agency or instrumentality, such debt must be rated AAA by S&P and Aaa by Moody’s. Holdings of long-term securities issued by agencies or instrumentalities may not exceed 25% of the fixed income portfolio in the aggregate or 10% by issuer. Under the Master Agreement, PGF may permit a higher allocation to agency and instrumentality obligations if a Fund is in an Early Closure Condition, discussed below. The balance of the zero-coupon government securities will consist of direct obligations of the U.S. Treasury. Short-term securities held by a Fund will be issued by issuers rated in the highest rating categories by S&P or Moody’s.”

Effective immediately, in the Investment Terminology section of the Glossary, on page 25 of the Prospectus, under the heading “STRIPS,” the entire paragraph is hereby deleted and replaced with the following:

“STRIPS are separately traded interest or principal components of securities issued or guaranteed by the U.S. Treasury. Under the STRIPS program, the interest and principal components of these securities are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.”

Effective immediately, in the Investment Terminology section of the Glossary, on page 25 of the Prospectus, under the heading “Zero-Coupon Government Securities,” the entire paragraph is hereby deleted and replaced with the following:

“Zero-Coupon Government Securities are: (i) securities issued or guaranteed by the U.S. Treasury or other government sponsored agency or instrumentality that have been stripped of their unmatured interest coupons and receipts; (ii) certificates representing interest in such stripped debt obligations or coupons; or (iii) zero-coupon government securities that are originally issued at a discount from their face value (original issue zeros).”

SUP2_HIPRO_2-08

AIG SERIES TRUST

2015 High Watermark Fund

2020 High Watermark Fund

(Class I Shares)

(the “Funds”)

Supplement dated December 12, 2008

to the Statement of Additional Information (“SAI”)

dated February 28, 2008, as amended and supplemented to date

Effective immediately, the first complete paragraph of page 4 of the SAI is hereby deleted and replaced with the following:

“Holdings of long-term securities issued by U.S. government-sponsored agencies and instrumentalities must be rated either AAA by S&P or Aaa by Moody’s Investors Service (“Moody’s”), at the time of purchase, to the extent such securities have received a rating from these ratings agencies. Where neither S&P nor Moody’s has rated the securities, these securities must represent senior obligations of an agency or instrumentality that has received a long-term senior debt rating of AAA from S&P or Aaa from Moody’s, at the time of purchase, or, if both ratings agencies rate the agency or instrumentality, such debt must be rated AAA by S&P and Aaa by Moody’s. Holdings of long-term securities issued by agencies or instrumentalities may not exceed 25% of the fixed income portfolio in the aggregate or 10% by issuer. Under the Master Agreement, PGF may permit a higher allocation to agency and instrumentality obligations in the event of an Early Closure Condition, as discussed in the Prospectus. The balance of the zero-coupon government securities will consist of direct obligations of the U.S. Treasury. Short term securities held by the Funds will be issued by issuers rated in the highest rating categories by S&P or Moody’s.”

Effective immediately, on page 4 of the SAI, the first paragraph under the heading “Zero-Coupon Securities Issued by the U.S. Treasury” is hereby deleted and replaced with the following:

“Zero-Coupon Securities Issued by the U.S. Treasury and other Government-Sponsored Entities. The Funds may invest in zero-coupon securities issued by the U.S. Treasury. In addition, the Funds may invest in zero-coupon bonds issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), and other government-sponsored entities. Holdings of long-term securities issued by U.S. government-sponsored agencies and instrumentalities must be rated either AAA by S&P or Aaa by Moody’s Investors Service (“Moody’s”), at the time of purchase, to the extent such securities have received a rating from these ratings agencies. Where neither S&P nor Moody’s has rated the securities, these securities must represent senior obligations of an agency or instrumentality that has received a long-term senior debt rating of AAA from S&P or Aaa from Moody’s, at the time of purchase, or, if both ratings agencies rate the agency or instrumentality, such debt must be rated AAA by S&P and Aaa by Moody’s. Zero-coupon U.S. government securities are: (i) securities issued or guaranteed by the U.S. Treasury or other government-sponsored agency or instrumentality that have been stripped of their unmatured interest coupons and receipts; (ii) certificates representing interest in such stripped debt obligations or coupons; or (iii) zero-coupon government securities that are originally issued at a discount from their face value (original issue zeros). Investors earn a return on a zero-coupon security by purchasing the bond at a discount, that is, by paying less than the face value of the bond. Since there are no periodic interest payments to reinvest, there is no reinvestment risk. The yield of a zero-coupon security held to maturity is the yield quoted when the bond is sold. Because a zero-coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a discount from its face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. Because the Funds accrue taxable income from these securities without receiving cash, the Funds may be required to sell securities in order to pay a dividend depending upon the proportion of

2

shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Funds. The Funds might also sell securities to maintain liquidity. In either case, cash distributed or held by the Funds and not reinvested will hinder the Funds in seeking a high level of current income.”

Effective immediately, on page 5 of the SAI, the section entitled “Zero-Coupon Bonds Issued by GNMA, FNMA and FHLMC” is hereby deleted in its entirety.

Effective immediately, on page 5 of the SAI, under the heading “STRIPS,” the following sentence is hereby added to the end of the paragraph:

“Bonds issued by the Resolution Funding Corporation (“REFCORP”), the Financing Corporation (“FICO”), and certain other government-sponsored entities can also be separated in this manner.”

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN FOR YOUR RECORDS FOR FUTURE REFERENCE.

SAI_SUP1_HIPRO_2-08

3